LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE
	Six months ended 30 September 2024	Six months ended 30 September 2023
	USD	USD
Profit (loss) for the period for the purpose of basic loss per share	(1,161,471)	872,075
Effect of dilutive potential ordinary shares:
Fair value change of preferred shares	(3,539,648)	(5,044,000)
Loss for the period for the purpose of diluted loss per share	(4,701,119)	(4,171,925)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	12,743,311	9,497,240
Effect of dilutive potential ordinary shares:
Share option awards – post-recapitalization	N/A	1,400,560
Preferred shares – post-recapitalization	2,545,253	2,460,000
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	15,288,564	13,357,800

	Year Ended 31 March 2024	Year Ended 31 March 2023
	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(4,871,131)	(9,257,598)
Effect of dilutive potential ordinary shares:
Fair value change of preferred shares	(4,101,000)	NA
Loss for the year for the purpose of diluted loss per share	(8,972,131)	(9,257,598)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	9,514,886	9,497,240
Effect of dilutive potential ordinary shares:
Preferred shares – post-recapitalization	2,460,000	N/A
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	11,974,886	9,497,240